Derivative Financial Instruments - Schedule of Derivative Financial Instruments Contracted (Detail) $ in Thousands, € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	$ 1,446,034	$ 86					$ 2,602,680
Fair value, Liabilities	(17,896,379)						(25,331,346)
Swaps US Dollar – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		150						$ 140
Fair value, Asset	56,426						91,469
Notional amount, Liabilities		3,140						1,750
Fair value, Liabilities	(5,147,566)						(731,565)
Swaps US Dollar – Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		800						800
Fair value, Asset	257,278						1,845,832
Notional amount, Liabilities		150						150
Fair value, Liabilities	(276,227)						(215,240)
Swaps Yen – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥			¥ 6,500						¥ 6,500
Fair value, Asset	34,720						101,409
Notional amount, Liabilities | ¥			¥ 6,500						¥ 6,500
Fair value, Liabilities	(270,825)						(230,843)
Swaps Pound Sterling – Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £						£ 640						£ 640
Fair value, Liabilities	(1,586,633)						(2,070,175)
Swap Pound Sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £						£ 1,560						£ 1,560
Fair value, Liabilities	(8,069,567)						(11,507,501)
Swaps Euro – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €				€ 152
Fair value, Asset	104,070
Notional amount, Liabilities | €				825						€ 1,145
Fair value, Liabilities	(1,680,315)						(3,474,154)
Swaps Euro – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €										750
Fair value, Liabilities							(2,880,279)
Forwards US Dollar – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		228						100
Fair value, Asset	12,009						6,636
Notional amount, Liabilities		$ 742						$ 1,945
Fair value, Liabilities	(311,288)						(783,334)
Forwards Brazilian Real – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$					R$ 5,201						R$ 2,899
Fair value, Asset	407,878						225,933
Notional amount, Liabilities | R$					R$ 123						R$ 2,763
Fair value, Liabilities	(459)						(122,201)
Forwards Euro – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €				1,390						509
Fair value, Asset	573,653						331,401
Notional amount, Liabilities | €				435						952
Fair value, Liabilities	(160,448)						(915,854)
Forwards Euro – Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €				50
Fair value, Liabilities	(16,267)
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €										374
Fair value, Liabilities							(368,364)
Call option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €				€ 2,020						€ 2,097
Fair value, Liabilities	$ (376,784)						$ (2,031,836)